Consolidated Balance Sheets - USD ($)	Aug. 31, 2015	Feb. 28, 2015	Feb. 28, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 1,087,982	$ 257,820	$ 483,408
Other receivable	175,000		20,000
Prepaid expenses	186,727	$ 38,748	12,073
Deferred financing cost			60,523
Total Current Assets	1,449,709	$ 296,568	576,004
Equipment (net of accumulated depreciation of $96,089 and $34,194, respectively)	542,212	526,606	204,254
Refundable deposit	(42,100)	(278,952)	(10,367)
TOTAL ASSETS	2,034,021	1,102,126	790,625
Current liabilities
Accounts payable	265,826	293,152	$ 257,965
Accrued expense	$ 266,991	4,565
Current portion of capital lease		$ 99,965
Convertible notes (net of discount of $206,636)	$ 977,081		$ 2,475,717
Accrued interest payable	8,000	$ 2,351	$ 137,701
Accrued dividends on Series B Preferred Stock	46,441	16,767
Total Current Liabilities	$ 1,564,339	416,800	$ 2,871,383
Capital lease		169,676
Warrant liability	$ 250,644	273,000
TOTAL LIABILITIES	1,814,983	859,476	$ 2,871,383
STOCKHOLDERS' EQUITY (DEFICIT)
Common Stock, ($0.0001 par value; 150,000,000 shares authorized; 1,855,423, 1,831,483 and 1,438,344 shares issued and outstanding respectively)	185	183	144
Additional Paid-in-capital	21,278,693	18,965,529	8,646,773
Accumulated deficit	(21,059,927)	(18,723,149)	(10,727,675)
Total stockholders' equity (Deficit)	219,038	242,650	(2,080,758)
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	2,034,021	1,102,126	$ 790,625
Series A Preferred Stock
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred: Series A convertible preferred stock ($0.0001 par value; 1,000,000 shares authorized; 874,257, 874,257 and 0 shares issued and outstanding respectively) Series B convertible preferred stock ($0.0001 par value; 1,000 shares authorized; 633, 229 and 0 shares issued and outstanding respectively)	$ 87	$ 87
Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred: Series A convertible preferred stock ($0.0001 par value; 1,000,000 shares authorized; 874,257, 874,257 and 0 shares issued and outstanding respectively) Series B convertible preferred stock ($0.0001 par value; 1,000 shares authorized; 633, 229 and 0 shares issued and outstanding respectively)